Financial Instruments with Preferred Rights (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Financial Instruments [Abstract]
Summary of Series of Financings by Issuing Preferred Shares

Date of subscription	Round	Number of preferred shares	Subscription consideration
			RMB’000
March 3, 2016	Series Pre-A	3,109,000	33,110
January 3, 2017	Series A	8,471,200	137,868
December 20, 2018	Series B	10,127,579	379,148
August 21, 2020 / December 1, 2020	Series C	21,349,537	923,247
		43,057,316	1,473,373

Movements of Financial Instruments with Preferred Rights

Movements of financial instruments with preferred rights during the six months ended June 30, 2021 were as follows:

Fair Value
RMB’000
As of January 1, 2021	2,071,508
Change in fair value recognized in profit or loss	674,269
Change in fair value due to foreign currency translation recognized in OCI	(2,152)
Converted to ordinary shares upon IPO	(2,743,625)
As of June 30, 2021	-

Key Valuation Assumptions Used to Determine Fair Value of Financial Instruments with Preferred Rights

Key valuation assumptions used to determine the fair value of the financial instruments with preferred rights for the six months ended June 30, 2021 were as follows:

Discount for lack of marketability	23.9% ~ 25.8%
Expected volatility	68.0% ~ 75.2%
Risk-Free interest rate	0.1% ~ 0.2%